Financial Instruments - Remaining Contractual Maturities of Financial Liabilities Based on Contractual Undiscounted Cash Flows and Earliest Date of Repayment Required (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Short-term debt, carrying amount	¥ 54,558	¥ 40,780	[1]
Long-term debt and payable, carrying amount	49,742	71,646
Accounts payable, carrying amount	119,321	122,493	[1]
Accrued expenses and other payables, carrying amount	98,695	91,173	[1]
Finance lease obligations, carrying amount	77	102
Financial liabilities, carrying amount	322,393	326,194
Short-term debt, contractual undiscounted cash flow	55,682	41,425
Long-term debt and payable, contractual undiscounted cash flow	58,543	75,126
Accounts payable, contractual undiscounted cash flow	119,321	122,493
Accrued expenses and other payables, contractual undiscounted cash flow	98,695	91,173	[1]
Finance lease obligations, contractual undiscounted cash flow	85	112
Financial liabilities, contractual undiscounted cash flow	332,326	330,329
Within 1 year or on demand [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt and payable, carrying amount	1,146
Short-term debt, contractual undiscounted cash flow	55,682	41,425
Long-term debt and payable, contractual undiscounted cash flow	2,725	62,307
Accounts payable, contractual undiscounted cash flow	119,321	122,493
Accrued expenses and other payables, contractual undiscounted cash flow	98,695	91,173	[1]
Finance lease obligations, contractual undiscounted cash flow	56	58
Financial liabilities, contractual undiscounted cash flow	276,479	317,456
More than 1 year but less than 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt and payable, carrying amount	1,088
Long-term debt and payable, contractual undiscounted cash flow	2,716	1,187
Finance lease obligations, contractual undiscounted cash flow	14	20
Financial liabilities, contractual undiscounted cash flow	2,730	1,207
More than 2 years but less than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt and payable, contractual undiscounted cash flow	46,612	3,601
Finance lease obligations, contractual undiscounted cash flow	13	31
Financial liabilities, contractual undiscounted cash flow	46,625	3,632
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt and payable, carrying amount	4,537
Long-term debt and payable, contractual undiscounted cash flow	6,490	8,031
Finance lease obligations, contractual undiscounted cash flow	2	3
Financial liabilities, contractual undiscounted cash flow	¥ 6,492	¥ 8,034

[1]	restated